General	12 Months Ended
Dec. 31, 2022
General [Abstract]
General

Note 1 - General

A.	Introduction

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs and manufactures high-end digital video and audio products and solutions for the professional as well as the civilian and home security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 ordinary shares, no par value per share (“Ordinary Shares”), and warrants (“Warrants”) to purchase up to 4,244,048 Ordinary Shares. The Ordinary Shares and Warrants were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022. For further information see Note 12.

The Company operates in Israel and sells to customers in other countries, including the United States, United Kingdom and Switzerland.

B.	Liquidity and Capital Resources

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares, preferred shares no par value per share (“Preferred Shares”), warrants, credit lines and long-term loans from banks and shareholders. As of December 31, 2022 and 2021, the Company had working capital of $10.4 million and a working capital deficit of $1 million, respectively, an accumulated deficit of $8.2 million and $4.5 million, respectively, and negative cash flow from operating activity of $4.9 million and $0.9 million for the twelve months ended December 31, 2022 and 2021, respectively. The Company anticipates such losses will continue until its products reach commercial profitability.

On February 4, 2022, in connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 Ordinary Shares and Warrants to purchase up to 4,244,048 Ordinary Shares (and received aggregate gross proceeds of $17.8 million before deducting underwriting discounts and commissions and before offering expenses ($15.1 million net proceeds after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs).

During February and May 2022, the Company repaid its liabilities to banks and one of the Company’s shareholders, Yaad Consulting and Management Services (1995) Ltd. (“Yaad”), in the total amount of approximately $1.4 million. As a result, personal guarantees, debenture and collateral securing certain of those loans were released.

Therefore, based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months from the date of issuance of these financial statements.

In connection with the outbreak of COVID-19, the Company has taken steps to protect its workforce in Israel. Such steps include work from home where possible, minimizing face-to-face meetings and utilizing video conference as much as possible, social distancing at facilities and elimination of all international travel. The Company continues to comply with all local health directives.

Another impact of the COVID-19 pandemic has been on product delivery, where the lead time to procure component parts is longer and a shortage in supply of component parts has increased as the duration of the COVID-19 pandemic has continued. As long as the COVID-19 pandemic continues, the lead time to obtain component parts may be longer than normal and shortage in supply of component parts may continue or worsen. Therefore, the Company maintains a comprehensive network of world-wide suppliers. In addition, in cases where certain components are purchased from single source manufacturers, the Company has adjusted and modified its designs based on different components from different suppliers, to allow for more versatility and flexibility.